Stockholders' Equity (Deficit) (Common Stock Warrants) (Details) - $ / shares	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Feb. 28, 2014	Feb. 28, 2014	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Aug. 31, 2014
Secured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issuable through warrants								52,695
Exercise price of warrants								$ 4.27
Common Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issuable through warrants		15,218	15,218	20,549
Exercise price of warrants				$ 4.83	$ 11.03	$ 12.50	$ 0.48
Expiration term				10 years		5 years	10 years
Exercise price							$ 0.48
Common stock, price per share						$ 12.50
Common Stock Warrants
Outstanding, beginning balance			178,159		178,159	53,159
Granted					52,695	125,000	32,610
Exercised					(88,462)
Expired
Outstanding, ending balance					142,392	178,159
Number of shares issued from cashless exercise of warrant		14,318	8,065
Common Stock Warrants [Member] | Secured Debt [Member]
Common Stock Warrants
Number of shares issued from cashless exercise of warrant	17,664